FAIR VALUE MEASUREMENTS (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Assets, Fair Value Disclosure, Nonrecurring	$ 10,485	$ 8,620
Impaired Loans [Member]
Assets, Fair Value Disclosure, Nonrecurring	8,477	5,787
Foreclosed Real Estate [Member]
Assets, Fair Value Disclosure, Nonrecurring	2,008	2,833
Fair Value, Inputs, Level 1 [Member]
Assets, Fair Value Disclosure, Nonrecurring	0	0
Fair Value, Inputs, Level 1 [Member] | Impaired Loans [Member]
Assets, Fair Value Disclosure, Nonrecurring	0	0
Fair Value, Inputs, Level 1 [Member] | Foreclosed Real Estate [Member]
Assets, Fair Value Disclosure, Nonrecurring	0	0
Fair Value, Inputs, Level 2 [Member]
Assets, Fair Value Disclosure, Nonrecurring	0	0
Fair Value, Inputs, Level 2 [Member] | Impaired Loans [Member]
Assets, Fair Value Disclosure, Nonrecurring	0	0
Fair Value, Inputs, Level 2 [Member] | Foreclosed Real Estate [Member]
Assets, Fair Value Disclosure, Nonrecurring	0	0
Fair Value, Inputs, Level 3 [Member]
Assets, Fair Value Disclosure, Nonrecurring	10,485	8,620
Fair Value, Inputs, Level 3 [Member] | Impaired Loans [Member]
Assets, Fair Value Disclosure, Nonrecurring	8,477	5,787
Fair Value, Inputs, Level 3 [Member] | Foreclosed Real Estate [Member]
Assets, Fair Value Disclosure, Nonrecurring	$ 2,008	$ 2,833